Non-interest revenue	12 Months Ended
Mar. 31, 2025
Non-interest revenue
22.
Non-interest
revenue
Revenue Recognition
Deposit-related fees
Deposit-related fees consist of fees earned on consumer deposit activities and are generally recognized when the transaction occurs or as the service is performed. Consumer fees are earned on consumer deposit accounts for account maintenance and various transaction-based services, such as ATM transactions, wire transfer activities, check and money order processing, standing instruction processing, cash management services, etc.
Lending-related fees
Lending-related fees generally represent transactional fees earned from certain loan related services, guarantees and letters of credit (“LCs”).
Third-party products-related fees
Third-party products related fees consist of fees earned from distribution of third-party products such as insurance and mutual funds.

Payments and cards business fees
Payments and cards business fees include fees earned from merchant acquiring business and on Credit, Debit, Prepaid or Forex cards, among others. Cards business income includes annual and renewal fees, late and over-limit fees, currency conversion fees, as well as fees earned from interchange, cash advances and other miscellaneous transactions fees. Interchange fees are recognized upon settlement of the credit and debit card payment transactions and are generally determined on a percentage basis for credit and debit cards based on the corresponding payment network’s rates. Substantially all cards business related fees are recognized at the transaction date, except for certain time-based fees such as annual fees, which are recognized over 12 months. Payments business fees include fees earned from merchants net of interchange expenses paid to issuing banks, rentals from point-of-sale
machines and merchant service charges.
Investment Management Fees
Investment management fees from the Mutual fund consists of fees from various schemes which invest in different categories of securities like Equity, Debt etc. received from asset management business.
The table below presents the fees and commissions disaggregated by revenue source for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025.

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Deposit related fees	Rs.	40,749.9	Rs.	45,178.6	Rs.	49,755.2	US$	582.4
Lending related fees		48,878.2		55,501.7		63,372.6		741.8
Third-party products related fees		54,548.9		43,049.3		49,214.3		576.1
Payments and cards business fees		72,969.0		92,568.5		104,416.2		1,222.2
Investment Management Fee		—		20,819.1		36,902.3		432.0
Others		22,457.7		23,848.7		20,425.9		239.1

Fees and commissions	Rs.	239,603.7	Rs.	280,965.9	Rs.	324,086.5	US$	3,793.6

The table below presents the fees and commissions disaggregated by segment for the fiscal years ended March 31, 2023, March 31, 2024 and March 31, 2025.

	Fiscal year ended March 31,
	2023		2024		2025		2025
	(In millions)
Retail Banking	Rs.	215,252.5	Rs.	229,890.7	Rs.	254,120.5	US$	2,974.5
Wholesale Banking		23,619.5		27,844.8		30,699.5		359.4
Treasury Services		731.7		414.9		159.7		1.9
Insurance services		—		—		—		—
Others		—		22,815.5		39,106.8		457.8

Fees and commissions	Rs.	239,603.7	Rs.	280,965.9	Rs.	324,086.5	US$	3,793.6